Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000028342 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028342 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028342 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028342 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028342 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028342 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028342 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028342 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028342 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028342 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028342 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000028342 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000028342 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028342 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028342 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028342 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028342 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028342 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028342 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028342 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028342 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028338 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028338 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028338 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028338 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028338 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028338 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028338 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028338 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028338 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028338 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028338 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000028338 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000028338 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028338 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028338 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028338 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028338 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028338 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028338 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028338 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028338 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028341 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028341 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028341 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028341 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028341 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028341 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028341 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028341 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028341 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028341 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028341 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000028341 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000028341 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028341 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028341 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028341 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028341 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028341 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028341 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028341 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028341 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028345 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028345 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028345 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028345 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028345 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028345 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028345 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028345 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028345 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028345 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028345 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000028345 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000028345 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028345 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028345 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028345 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028345 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028345 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028345 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028345 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028345 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028344 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028344 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028344 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028344 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028344 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028344 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028344 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028344 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028344 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028344 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028344 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000028344 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000028344 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028344 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028344 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028344 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028344 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028344 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028344 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028344 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028344 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028343 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028343 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028343 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028343 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028343 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028343 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028343 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028343 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028343 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028343 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028343 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000028343 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000028343 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028343 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028343 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028343 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028343 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028343 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028343 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028343 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028343 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159956 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159956 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159956 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000159956 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159956 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159956 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159956 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159956 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159956 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159956 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159956 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000159956 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000159956 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000159956 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000159956 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000159956 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159956 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159956 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159956 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159956 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159956 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%